Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

The changes in the carrying amount of goodwill for the year ended December 31, 2019 consisted of the following:

Total
Balance, January 1, 2018	$-
Acquisitions	9,736,510
Balance, January 1, 2019	$9,736,510
Acquisition of Uber Mom	98,613
Impairment	(4,443,000)
Balance, December 31, 2019	$5,392,123